Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (15.2%)
[1]	Ally Auto Receivables Trust Class A4 Series 2017-5	2.220%	10/17/22	922	924
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2020-3	0.620%	10/13/23	7,299	7,302
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2020-4	0.530%	3/13/24	15,378	15,386
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-1	0.350%	5/13/24	18,437	18,434
[1,2]	American Credit Acceptance Receivables Trust Class A Series 2021-2	0.370%	10/15/24	13,000	12,998
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2020-3	1.150%	8/13/24	10,000	10,056
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2020-4	0.850%	12/13/24	18,000	18,053
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-1	0.610%	3/13/25	6,250	6,246
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	3,500	3,499
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2019-3	2.170%	1/18/23	756	756
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	5,270	5,295
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	13,020	13,054
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	14,240	14,243
[1]	AmeriCredit Automobile Receivables Trust Class B Series 2019-3	2.130%	7/18/25	23,085	23,614
[1]	Americredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	3,390	3,516
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	2,520	2,568
[1,2]	ARI Fleet Lease Trust Class A2 Series 2018-B	3.220%	8/16/27	1,639	1,648
[1,2]	ARI Fleet Lease Trust Class A2 Series 2020-A	1.770%	8/15/28	8,925	8,990
[1,2]	ARL Second LLC Class A1 Series 2014-1A	2.920%	6/15/44	121	119
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2016-2A	2.720%	11/20/22	11,095	11,183
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	5,940	6,119
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	9,350	9,734
[1]	BMW Vehicle Lease Trust Class A4 Series 2019-1	2.920%	8/22/22	5,671	5,689
[1]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	27,070	27,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	BMW Vehicle Owner Trust Class A4 Series 2020-A	0.620%	4/26/27	4,230	4,247
[1,2]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	15,459	15,458
[1,3]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	0.988%	2/25/30	66	66
[1]	California Republic Auto Receivables Trust Class B Series 2018-1	3.560%	3/15/23	4,957	4,989
[1,2]	Canadian Pacer Auto Receivables Trust Class A2A Series 2020-1	1.770%	11/21/22	11,105	11,144
[1,2]	Capital Auto Receivables Asset Trust Class A4 Series 2018-1	2.930%	6/20/22	419	420
[1]	Carmax Auto Owner Trust Class A2A Series 2019-4	2.010%	3/15/23	6,282	6,304
[1]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	10,000	10,000
[1]	CarMax Auto Owner Trust Class A3 Series 2018-3	3.130%	6/15/23	6,040	6,114
[1]	Carmax Auto Owner Trust Class A3 Series 2019-1	3.050%	3/15/24	1,329	1,351
[1]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	41,050	41,234
[1]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4,660	4,679
[1,2]	Chesapeake Funding II LLC Class A1 Series 2018-1A	3.040%	4/15/30	7,109	7,150
[1,2]	Chesapeake Funding II LLC Class A1 Series 2018-2A	3.230%	8/15/30	26,937	27,185
[1,2]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	20,243	20,514
[1,2]	Chesapeake Funding II LLC Class A1 Series 2020-1A	0.870%	8/16/32	14,225	14,280
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	8,340	8,435
[1]	CNH Equipment Trust Class A4 Series 2020-A	1.510%	4/15/27	2,250	2,308
[1]	COMM Mortgage Trust Class A2 Series 2014-CR14	3.147%	2/10/47	31	31
[1]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	4,027	4,202
[1,2,3,4]	Connecticut Avenue Securities Trust Class 2M1 Series 2020-R02, 1M USD LIBOR + 0.750%	0.856%	1/25/40	1,730	1,730
[1,2]	Dell Equipment Finance Trust Class A2 Series 2020-2	0.470%	10/24/22	26,620	26,661
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-1	0.330%	5/22/26	29,000	29,012
[1,2]	Dell Equipment Finance Trust Class A3 Series 2019-1	2.830%	3/22/24	9,678	9,755
[1,2]	Dell Equipment Finance Trust Class A3 Series 2020-2	0.570%	10/23/23	23,000	23,075
[1,2]	DLL LLC Class A2 Series 2019-3	2.130%	1/20/22	3,576	3,579
[1,2]	DLL LLC Class A3 Series 2018-2	3.460%	1/20/22	75	75
[1,2]	DLL LLC Class A3 Series 2019-1	2.890%	4/20/23	7,945	8,018
[1,2]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	17,000	17,007
[1,2,5]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	11,500	11,499
[1]	Drive Auto Receivables Trust Class A3 Series 2020-2	0.830%	5/15/24	7,270	7,289
[1]	Drive Auto Receivables Trust Class A3 Series 2021-1	0.440%	11/15/24	9,200	9,203
[1]	Drive Auto Receivables Trust Class B Series 2019-2	3.170%	11/15/23	4,755	4,764
[1]	Drive Auto Receivables Trust Class B Series 2019-4	2.230%	1/16/24	13,400	13,460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	14,500	14,500
[1]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	3,359	3,407
[1]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	1,520	1,561
[1]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	1,131	1,140
[1]	Drive Auto Receivables Trust Class D Series 2018-1	3.810%	5/15/24	7,937	8,057
[1]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	11,084	11,344
[1]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	300	313
[1]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	1,510	1,575
[1]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	2,130	2,199
[1]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	2,130	2,200
[1,2]	DT Auto Owner Trust Class A Series 2020-1A	1.940%	9/15/23	4,139	4,152
[1,2]	DT Auto Owner Trust Class A Series 2020-2	1.140%	1/16/24	3,009	3,019
[1,2]	DT Auto Owner Trust Class A Series 2020-3A	0.540%	4/15/24	17,036	17,058
[1,2]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	18,270	18,271
[1,2]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	26,000	25,998
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2018-3	3.380%	5/20/24	3,335	3,359
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2020-2	0.610%	7/20/26	21,440	21,492
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	7,000	6,998
[1]	Exeter Automobile Receivables Trust Class A3 Series 2020-3A	0.520%	10/16/23	13,200	13,215
[1]	Exeter Automobile Receivables Trust Class A3 Series 2021-1A	0.340%	3/15/24	11,400	11,385
[1,2]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	3,060	3,091
[1,2]	Flagship Credit Auto Trust Class A Series 2020-2	1.490%	7/15/24	3,607	3,627
[1,2]	Flagship Credit Auto Trust Class A Series 2020-3	0.700%	4/15/25	19,981	20,042
[1,2]	Flagship Credit Auto Trust Class A Series 2021-1	0.310%	6/16/25	16,556	16,545
[1]	Ford Credit Auto Lease Trust Class A2 Series 2020-A	1.800%	7/15/22	6,817	6,829
[1]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	44,064	44,225
[1]	Ford Credit Auto Lease Trust Class A4 Series 2020-B	0.690%	10/15/23	7,150	7,185
[1]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	4,790	4,825
[1]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	4,300	4,288
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	515	549
[1]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	8,160	8,234
[1]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	58,200	58,425
[1]	Ford Credit Auto Owner Trust Class A4 Series 2020-A	1.350%	7/15/25	2,340	2,392
[1]	Ford Credit Floorplan Master Owner Trust A Class A Series 2019-1	2.840%	3/15/24	2,294	2,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2018-3	3.520%	10/15/23	38,086	38,651
[1]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2019-3	2.230%	9/15/24	5,020	5,153
[1]	Ford Credit Floorplan Master Owner Trust A Class B Series 2020-1	0.980%	9/15/25	4,460	4,489
[1]	Ford Credit Floorplan Master Owner Trust A Class C Series 2020-1	1.420%	9/15/25	4,790	4,846
[1]	Ford Credit Floorplan Master Owner Trust A Class D Series 2020-1	2.120%	9/15/25	6,730	6,898
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	8,875	9,137
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	52,100	52,296
[1,2,3,4]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-DNA2, 1M USD LIBOR + 0.750%	0.856%	2/25/50	10,581	10,584
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2020-3A	0.690%	10/16/23	8,440	8,451
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2020-4A	0.520%	2/15/24	12,790	12,795
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-1A	0.340%	5/15/24	19,559	19,560
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2019-3	2.030%	6/20/22	13,645	13,706
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	15,170	15,264
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	8/21/23	23,600	23,648
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2020-2	1.010%	7/22/24	2,010	2,031
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	6,440	6,456
[1]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	1,180	1,222
[1]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	1,680	1,751
[1]	GM Financial Automobile Leasing Trust Class D Series 2020-3	1.710%	2/20/25	4,760	4,844
[1]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2020-1	1.830%	1/17/23	1,497	1,499
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-2	1.490%	12/16/24	15,000	15,213
[1,2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2017-3A	2.130%	3/16/23	1,193	1,197
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-3	3.160%	1/16/24	7,500	7,713
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-2	1.740%	8/18/25	9,000	9,250
[1,2]	GM Financial Consumer Automobile Receivables Trust Class B Series 2017-3A	2.330%	3/16/23	40	40
[1]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	2,103
[1]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	918
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	1,200	1,228
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-1	0.680%	8/15/25	10,940	10,994
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	29,460	29,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2018-4	3.500%	9/15/23	71,625	72,479
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	1,670	1,677
[1,2]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	1,360	1,376
[1,2,3]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.638%	8/25/60	6,672	6,681
[1,2,3]	Gosforth Funding plc Class A1A Series 2017-1A, 3M USD LIBOR + 0.470%	0.660%	12/19/59	990	990
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2020-1	1.760%	6/15/22	30,205	30,347
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2018-1	2.830%	6/17/24	826	833
[1,2]	GS Mortgage Securities Corp. Trust Class A Series 2012-ALOHA	3.551%	4/10/34	10,000	10,148
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2020-A	1.830%	1/17/23	3,167	3,172
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-A	0.370%	4/15/26	10,330	10,314
[1,2]	Hertz Vehicle Financing II LP Class A Series 2015-3A	2.670%	9/25/21	3,139	3,144
[1,2]	Hertz Vehicle Financing II LP Class A Series 2016-2A	2.950%	3/25/22	3,897	3,902
[1,2]	Hertz Vehicle Financing II LP Class A Series 2017-1A	2.960%	10/25/21	5,464	5,473
[1,2]	Hertz Vehicle Financing II LP Class B Series 2017-1A	3.560%	10/25/21	20,990	21,053
[1,2]	Hertz Vehicle Financing LLC Class A Series 2018-2A	3.650%	6/27/22	558	559
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2019-1	2.830%	3/20/23	2,737	2,771
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2020-1	1.610%	4/22/24	2,580	2,621
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2020-2	0.820%	7/15/24	18,250	18,364
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2019-4	1.870%	1/20/26	1,900	1,953
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2020-2	1.090%	10/15/26	4,730	4,796
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	10,740	10,714
[1,2]	HPEFS Equipment Trust Class A2 Series 2019-1A	2.190%	9/20/29	460	461
[1,2]	HPEFS Equipment Trust Class A2 Series 2020-1A	1.730%	2/20/30	9,151	9,190
[1,2]	HPEFS Equipment Trust Class A2 Series 2021-1A	0.270%	3/20/31	33,500	33,500
[1,2]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	2,100	2,111
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2019-A	2.980%	7/15/22	3,048	3,053
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2020-A	1.950%	7/17/23	725	732
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2020-B	0.510%	9/15/23	29,990	30,066
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-A	0.330%	1/16/24	19,500	19,515
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2020-B	0.580%	6/17/24	5,030	5,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-A	0.420%	12/16/24	4,280	4,282
[1]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	14,760	14,994
[1]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	36,200	36,265
[1]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	4,727	4,884
[1]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	9,260	9,567
[1]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	8,020	8,043
[1]	John Deere Owner Trust Class A3 Series 2020-B	0.510%	11/15/24	14,550	14,559
[1]	John Deere Owner Trust Class A4 Series 2020-B	0.720%	6/15/27	3,820	3,821
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	25,000	24,997
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2020-2	1.139%	2/25/28	2,942	2,954
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	15,500	15,498
[1,2]	JPMorgan Chase Bank NA Class B Series 2020-1	0.991%	1/25/28	20,300	20,370
[1,2]	JPMorgan Chase Bank NA Class C Series 2020-1	1.389%	1/25/28	2,127	2,137
[1,2]	JPMorgan Chase Bank NA Class D Series 2020-1	1.886%	1/25/28	1,668	1,682
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-1	1.960%	3/15/24	7,540	7,706
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-2	0.590%	10/15/24	17,700	17,710
[1,2]	Kubota Credit Owner Trust Class A4 Series 2020-2	0.730%	6/15/26	4,810	4,797
[1,2]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	720	735
[1,2]	Laurel Road Prime Student Loan Trust Class A1FX Series 2020-A	0.720%	11/25/50	1,718	1,718
[1,2]	Master Credit Card Trust II Class A Series 2020-1	1.990%	9/21/24	5,320	5,483
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2019-B	2.000%	10/17/22	15,075	15,189
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2020-A	1.840%	12/15/22	20,000	20,182
[1]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	4,775	4,782
[1]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2020-1	0.550%	2/18/25	25,830	25,908
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2019-B	2.070%	10/12/22	7,981	8,031
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2020-A	0.740%	4/9/24	9,515	9,555
[1,2]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	3,285	3,317
[1,2]	Navient Private Education Refi Loan Trust Class A1 Series 2020-B	1.800%	1/15/69	2,743	2,745
[1]	Nissan Auto Lease Trust Class A2A Series 2020-A	1.800%	5/16/22	12,394	12,410
[1]	Nissan Auto Lease Trust Class A3 Series 2019-B	2.270%	7/15/22	16,810	16,875
[1]	Nissan Auto Lease Trust Class A3 Series 2020-B	0.430%	10/16/23	30,050	30,094
[1]	Nissan Auto Lease Trust Class A4 Series 2020-B	0.490%	1/15/26	6,930	6,949
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	8,525	8,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	20,640	20,933
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	50,050	50,198
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2017-C	2.280%	2/15/24	306	308
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-C	3.270%	6/16/25	1,870	1,944
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	6,830	7,052
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	7,030	7,070
[1,2,3]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.996%	1/16/60	3,371	3,375
[1,2,3]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.116%	6/20/60	5,512	5,508
[1,2,3]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, 1M USD LIBOR + 0.900%	1.016%	11/18/60	4,945	4,932
[1,2]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	4,100	4,155
[1,2,3]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.960%	12/5/59	4,397	4,403
[1,2,3]	RESIMAC Premier Class A1A Series 2017-1, 1M USD LIBOR + 0.950%	1.061%	9/11/48	634	635
[1,2]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	4,391	4,392
[1,2]	Santander Consumer Auto Receivables Trust Class A Series 2020-A	1.370%	10/15/24	8,827	8,896
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2020-2	0.670%	4/15/24	6,120	6,132
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2020-3	0.520%	7/15/24	24,290	24,340
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2020-4	0.480%	7/15/24	12,150	12,175
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2021-1	0.320%	9/16/24	14,000	13,993
[1]	Santander Drive Auto Receivables Trust Class C Series 2018-3	3.510%	8/15/23	3,718	3,731
[1]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	6,120	6,205
[1]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	11,050	11,136
[1]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	7,620	7,610
[1]	Santander Drive Auto Receivables Trust Class D Series 2017-2	3.490%	7/17/23	4,558	4,590
[1,2]	Santander Retail Auto Lease Trust Class A2A Series 2019-B	2.290%	4/20/22	7,432	7,445
[1,2]	Santander Retail Auto Lease Trust Class A2A Series 2019-C	1.890%	9/20/22	15,720	15,778
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2019-A	2.770%	6/20/22	51,134	51,480
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-B	0.650%	12/20/24	9,950	9,954
[1,2]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	1,716	1,731
[1,2]	SoFi Professional Loan Program LLC Class A1FX Series 2019-C	2.130%	11/16/48	2,867	2,872
[1,2]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	3,537	3,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Synchrony Card Issuance Trust Class A Series 2018-A1	3.380%	9/15/24	52,155	52,767
[1]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	1,970	2,036
[1,2]	Tesla Auto Lease Trust Class A Series 2018-B	3.710%	8/20/21	2,757	2,762
[1,2]	Tesla Auto Lease Trust Class A2 Series 2019-A	2.130%	4/20/22	13,577	13,663
[1,2]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	14,140	14,204
[1,2]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	1,270	1,278
[1,2]	Tesla Auto Lease Trust Class B Series 2020-A	1.180%	1/22/24	2,080	2,101
[1,2]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	1,050	1,064
[1,2]	Tidewater Auto Receivables Trust Class A2 Series 2020-A	1.390%	8/15/24	11,456	11,501
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	860	910
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	5,355	5,441
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	11,700	11,865
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-B	1.660%	9/15/25	4,460	4,582
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	7,530	7,555
[1,2]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	21,000	21,001
[1,2]	Transportation Finance Equipment Trust Class A2 Series 2019-1	1.900%	1/24/22	3,460	3,467
[1,2]	TRIP Rail Master Funding LLC Class A1 Series 2017-1A	2.709%	8/15/47	83	83
[1]	USAA Auto Owner Trust Series Class A3 2019-1	2.160%	7/17/23	4,244	4,271
[1]	Verizon Owner Trust Class A Series 2020-B	0.470%	2/20/25	43,360	43,507
[1]	Verizon Owner Trust Class A1A Series 2019-A	2.930%	9/20/23	38,482	39,009
[1]	Verizon Owner Trust Class A1A Series 2019-B	2.330%	12/20/23	4,230	4,288
[1]	Verizon Owner Trust Class A1A Series 2019-C	1.940%	4/22/24	6,230	6,333
[1]	Verizon Owner Trust Class A1A Series 2020-A	1.850%	7/22/24	46,445	47,315
[1,2]	Verizon Owner Trust Class B Series 2018-1A	3.050%	9/20/22	37,984	38,128
[1]	Verizon Owner Trust Class B Series 2018-A	3.380%	4/20/23	28,149	28,923
[1]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,280	16,742
[1]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	13,620	13,652
[1,2]	Verizon Owner Trust Class C Series 2018-1A	3.200%	9/20/22	1,850	1,862
[1]	Verizon Owner Trust Class C Series 2018-A	3.550%	4/20/23	5,000	5,120
[1]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	11,000	11,292
[1]	Verizon Owner Trust Class C Series 2020-A	2.060%	7/22/24	14,500	14,849
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	4,550	4,554
[1]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2018-1	3.020%	11/21/22	390	392
[1]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2020-1	0.980%	11/20/24	24,510	24,709
[1]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-2	3.330%	2/20/25	2,850	2,940
[1]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2020-1	1.260%	8/20/26	3,590	3,658
[1,2]	Volvo Financial Equipment LLC Class A3 Series 2020-1A	0.510%	10/15/24	24,000	24,062
[1,2]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	4,700	4,733
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	44,500	44,518
[1,2]	Wheels SPV 2 LLC Class A2 Series 2020-1A	0.510%	8/20/29	10,300	10,301
[1,2]	Wheels SPV 2 LLC Class A3 Series 2020-1A	0.620%	8/20/29	3,475	3,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	World Omni Auto Receivables Trust Class A3 Series 2018-A	2.500%	4/17/23	1,901	1,914
[1]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	1,375	1,389
[1]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	34,560	34,690
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2019-A	2.940%	5/16/22	8,813	8,850
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2020-B	0.700%	2/17/26	5,000	5,011
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,847,228)					2,854,374
Corporate Bonds (68.0%)
Communications (3.9%)
	AT&T Inc.	0.000%	11/16/21	105,000	104,768
	AT&T Inc.	0.000%	12/14/21	16,000	15,958
	AT&T Inc.	3.000%	6/30/22	700	718
	AT&T Inc.	2.625%	12/1/22	185	191
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	66,768	69,484
	Discovery Communications LLC	2.950%	3/20/23	20,531	21,417
	Fox Corp.	3.666%	1/25/22	58,374	59,785
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	35,131	35,629
[2]	NTT Finance Corp.	0.373%	3/3/23	140,000	140,025
	Omnicom Group Inc.	3.625%	5/1/22	104,200	107,344
[6]	Optus Finance Pty Ltd.	3.250%	8/23/22	7,500	5,989
[2]	Sky Ltd.	3.125%	11/26/22	10,960	11,425
	Verizon Communications Inc.	2.946%	3/15/22	21,287	21,781
	Verizon Communications Inc.	5.150%	9/15/23	72,521	80,013
[6]	Vodafone Group plc	3.250%	12/13/22	32,510	26,076
[3,6]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.087%	12/13/22	4,970	3,845
	Walt Disney Co.	0.000%	9/15/21	15,000	14,984
	Walt Disney Co.	0.000%	10/1/21	15,000	14,981
	Walt Disney Co.	1.650%	9/1/22	2,599	2,646
					737,059
Consumer Discretionary (4.4%)
	American Honda Finance Corp.	2.200%	6/27/22	2,680	2,738
	American Honda Finance Corp.	0.400%	10/21/22	50,000	50,073
	American Honda Finance Corp.	2.050%	1/10/23	7,691	7,913
	American Honda Finance Corp.	0.875%	7/7/23	51,135	51,631
	American Honda Finance Corp.	3.450%	7/14/23	1,355	1,444
	American Honda Finance Corp.	0.650%	9/8/23	500	503
	American Honda Finance Corp.	3.625%	10/10/23	1,550	1,668
	American Honda Finance Corp.	3.550%	1/12/24	300	324
[2]	Daimler Finance North America LLC	3.350%	5/4/21	3,000	3,000
[2]	Daimler Finance North America LLC	2.000%	7/6/21	6,800	6,820
[2]	Daimler Finance North America LLC	3.750%	11/5/21	7,223	7,347
[2]	Daimler Finance North America LLC	2.850%	1/6/22	24,250	24,653
[2]	Daimler Finance North America LLC	3.400%	2/22/22	20,699	21,197
[2]	Daimler Finance North America LLC	2.550%	8/15/22	5,420	5,566
[2]	Daimler Finance North America LLC	1.750%	3/10/23	10,869	11,097
[2]	ERAC USA Finance LLC	2.700%	11/1/23	7,580	7,950
	General Motors Co.	4.875%	10/2/23	500	547
	General Motors Co.	5.400%	10/2/23	6,333	7,007
	General Motors Financial Co. Inc.	3.200%	7/6/21	30,559	30,634
	General Motors Financial Co. Inc.	4.375%	9/25/21	18,840	19,131
	General Motors Financial Co. Inc.	4.200%	11/6/21	14,814	15,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	3.450%	1/14/22	14,350	14,602
	General Motors Financial Co. Inc.	3.450%	4/10/22	7,145	7,306
	General Motors Financial Co. Inc.	3.150%	6/30/22	485	498
	General Motors Financial Co. Inc.	3.550%	7/8/22	8,490	8,783
	General Motors Financial Co. Inc.	4.250%	5/15/23	100	107
	General Motors Financial Co. Inc.	4.150%	6/19/23	400	427
	Harley-Davidson Financial Services Inc.	0.375%	5/12/21	30,000	29,996
	Harley-Davidson Financial Services Inc.	0.000%	5/13/21	20,000	19,997
[2]	Nissan Motor Co. Ltd.	3.043%	9/15/23	33,870	35,460
	Ralph Lauren Corp.	1.700%	6/15/22	17,289	17,569
	Starbucks Corp.	2.700%	6/15/22	32,000	32,721
	Starbucks Corp.	3.100%	3/1/23	10,000	10,480
[6]	Toyota Finance Australia Ltd.	3.100%	5/19/22	10,378	8,221
[3,6]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 0.780%	0.793%	11/22/21	11,400	8,809
	Toyota Motor Credit Corp.	2.750%	5/17/21	1,000	1,001
	Toyota Motor Credit Corp.	1.150%	5/26/22	53,922	54,452
	Toyota Motor Credit Corp.	0.450%	7/22/22	25,000	25,071
	Toyota Motor Credit Corp.	0.350%	10/14/22	22,000	22,043
	Toyota Motor Credit Corp.	2.900%	3/30/23	17,000	17,845
	Toyota Motor Credit Corp.	0.400%	4/6/23	40,000	40,155
	Toyota Motor Credit Corp.	0.500%	8/14/23	20,000	20,068
	Toyota Motor Credit Corp.	0.450%	1/11/24	40,000	39,985
[3,6]	Volkswagen Financial Services Australia Pty Ltd., 3M Australian Bank Bill Rate + 1.300%	1.337%	9/14/22	7,800	6,036
[2]	Volkswagen Group of America Finance LLC	2.500%	9/24/21	19,100	19,257
[2]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	27,059	27,573
[2]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	49,850	51,086
[2]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	18,308	18,873
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	12,000	12,053
					826,811
Consumer Staples (3.4%)
[2]	7-Eleven Inc.	0.625%	2/10/23	36,800	36,835
[3,6]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	1.009%	9/6/22	12,630	9,796
	BAT Capital Corp.	2.764%	8/15/22	1,600	1,641
	Campbell Soup Co.	3.650%	3/15/23	24,646	26,054
	Clorox Co.	3.050%	9/15/22	26,599	27,405
[2,7]	Coca-Cola European Partners plc	0.500%	5/5/23	17,000	16,996
	Conagra Foods Inc.	0.314%	5/6/21	50,000	49,997
	Constellation Brands Inc.	2.700%	5/9/22	13,543	13,821
	Constellation Brands Inc.	2.650%	11/7/22	36,678	37,818
	Constellation Brands Inc.	3.200%	2/15/23	17,602	18,411
	Dollar Tree Inc.	3.700%	5/15/23	16,340	17,342
	General Mills Inc.	3.150%	12/15/21	15,000	15,152
	JM Smucker Co.	3.500%	10/15/21	19,208	19,478
	Keurig Dr Pepper Inc.	3.551%	5/25/21	65,509	65,635
	Keurig Dr Pepper Inc.	4.057%	5/25/23	26,068	27,900
	Keurig Dr Pepper Inc.	0.750%	3/15/24	15,000	15,005
	Kimberly-Clark Corp.	2.400%	3/1/22	4,000	4,072
	Kroger Co.	2.800%	8/1/22	7,525	7,741
	McCormick & Co. Inc.	2.700%	8/15/22	19,920	20,469
[2]	Mondelez International Holdings Netherlands BV	2.000%	10/28/21	13,200	13,290
[2]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	45,474	46,563
	Mondelez International Inc.	0.625%	7/1/22	32,336	32,438
[6]	New Zealand Milk Australasia Pty Ltd.	5.250%	5/23/22	5,000	4,049
	Philip Morris International Inc.	1.125%	5/1/23	25,000	25,381
	Philip Morris International Inc.	2.125%	5/10/23	1,860	1,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	57,400	58,623
[2]	Reckitt Benckiser Treasury Services plc	3.625%	9/21/23	434	462
	Reynolds American Inc.	4.850%	9/15/23	300	329
	Tyson Foods Inc.	4.500%	6/15/22	30,080	31,150
					645,776
Energy (4.9%)
	BP Capital Markets America Inc.	3.245%	5/6/22	4,089	4,213
	BP Capital Markets America Inc.	2.520%	9/19/22	6,650	6,839
	BP Capital Markets America Inc.	2.750%	5/10/23	31,277	32,749
	BP Capital Markets America Inc.	3.216%	11/28/23	1,077	1,148
	BP Capital Markets plc	2.500%	11/6/22	10,000	10,325
	BP Capital Markets plc	3.814%	2/10/24	2,700	2,942
	Chevron USA Inc.	0.426%	8/11/23	20,360	20,434
	Diamondback Energy Inc.	0.900%	3/24/23	13,460	13,466
	Ecopetrol SA	5.875%	9/18/23	9,111	10,018
	Empresa Nacional del Petroleo	4.750%	12/6/21	52,386	53,457
	Enbridge Energy Partners LP	4.200%	9/15/21	889	893
	Enbridge Inc.	2.900%	7/15/22	15,384	15,798
[3]	Enbridge Inc., SOFR + 0.400%	0.413%	2/17/23	20,000	20,029
	Energy Transfer LP / Regency Energy Finance Corp.	5.875%	3/1/22	3,515	3,621
	Enterprise Products Operating LLC	3.500%	2/1/22	28,403	29,066
	Enterprise Products Operating LLC	4.050%	2/15/22	21,939	22,569
	Enterprise Products Operating LLC	3.350%	3/15/23	19,027	19,908
	Exxon Mobil Corp.	1.902%	8/16/22	5,545	5,666
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	800	806
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,385	1,427
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	28,946	30,035
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,787	1,867
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	265
	Kinder Morgan Inc.	3.150%	1/15/23	34,661	36,134
	Marathon Petroleum Corp.	0.514%	5/7/21	45,000	44,995
	Pertamina Persero PT	5.250%	5/23/21	6,790	6,794
	Pertamina Persero PT	4.875%	5/3/22	70,926	73,821
	Petronas Capital Ltd.	7.875%	5/22/22	44,568	47,978
	Phillips 66	4.300%	4/1/22	40,807	42,262
	Phillips 66	3.700%	4/6/23	12,750	13,506
	Shell International Finance BV	1.875%	5/10/21	31,700	31,709
	Shell International Finance BV	2.375%	8/21/22	6,000	6,165
	Shell International Finance BV	2.250%	1/6/23	4,887	5,051
	Shell International Finance BV	0.375%	9/15/23	13,275	13,283
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	12,310	12,694
	Sinopec Group Overseas Development 2016 Ltd.	2.000%	9/29/21	40,084	40,298
	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	4,801	4,896
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	20,000	20,453
[2]	Southern Natural Gas Co. LLC	0.625%	4/28/23	13,500	13,502
	Thai Oil PCL	3.625%	1/23/23	1,100	1,144
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	8,500	8,828
	Total Capital International SA	2.218%	7/12/21	18,277	18,316
[6]	Total Capital International SA	4.250%	11/26/21	15,000	11,801
	Total Capital International SA	2.875%	2/17/22	6,072	6,199
	Total Capital SA	4.250%	12/15/21	43,425	44,495
	TransCanada PipeLines Ltd.	2.500%	8/1/22	9,655	9,917
	Williams Cos. Inc.	4.000%	11/15/21	11,665	11,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	3.600%	3/15/22	63,649	65,055
	Williams Cos. Inc.	3.350%	8/15/22	25,163	25,879
	Williams Cos. Inc.	3.700%	1/15/23	1,117	1,167
					925,662
Financials (30.5%)
	ABN AMRO Bank NV	6.250%	4/27/22	4,261	4,493
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	2,831	2,956
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	17,894	18,993
[2]	AIG Global Funding	2.700%	12/15/21	6,685	6,785
[2]	AIG Global Funding	2.300%	7/1/22	2,560	2,616
[2]	AIG Global Funding	0.800%	7/7/23	16,265	16,393
[2]	AIG Global Funding	0.450%	12/8/23	500	499
	Air Lease Corp.	2.250%	1/15/23	865	888
	Allstate Corp.	3.150%	6/15/23	7,966	8,422
	Ally Financial Inc.	3.050%	6/5/23	7,152	7,472
	Ally Financial Inc.	1.450%	10/2/23	23,463	23,836
	American Express Co.	3.700%	11/5/21	30,429	30,874
	American Express Co.	2.750%	5/20/22	11,884	12,170
	American Express Co.	2.500%	8/1/22	27,067	27,756
	American Express Co.	2.650%	12/2/22	4,014	4,163
	American Express Co.	3.400%	2/27/23	37,935	39,971
	American International Group Inc.	4.875%	6/1/22	27,972	29,279
	American International Group Inc.	4.125%	2/15/24	21,967	24,022
	Ameriprise Financial Inc.	3.000%	3/22/22	22,503	23,049
	Ameriprise Financial Inc.	4.000%	10/15/23	11,775	12,780
[2]	ANZ New Zealand International Ltd.	2.125%	7/28/21	30,000	30,132
[2]	ANZ New Zealand International Ltd.	1.900%	2/13/23	6,160	6,324
	Aon Corp.	2.200%	11/15/22	19,045	19,565
	Aon plc	4.000%	11/27/23	28,060	30,271
[2]	Athene Global Funding	4.000%	1/25/22	16,764	17,193
[2]	Athene Global Funding	3.000%	7/1/22	16,670	17,155
[2]	Athene Global Funding	2.800%	5/26/23	51,891	54,068
[2]	Athene Global Funding	1.200%	10/13/23	7,940	8,015
[2]	Athene Global Funding	0.950%	1/8/24	52,152	52,155
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	5,000	5,136
[6]	Australia & New Zealand Banking Group Ltd.	4.750%	5/13/27	1,930	1,545
[3,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	2.710%	5/17/26	33,980	26,196
	Banco Santander SA	3.500%	4/11/22	20,400	20,980
	Bank of America Corp.	5.700%	1/24/22	15,000	15,586
	Bank of America Corp.	3.499%	5/17/22	20,660	20,684
	Bank of America Corp.	3.124%	1/20/23	31,031	31,644
	Bank of America Corp.	2.881%	4/24/23	11,007	11,266
	Bank of America Corp.	2.816%	7/21/23	27,895	28,680
	Bank of America Corp.	3.004%	12/20/23	43,600	45,317
	Bank of America Corp.	4.125%	1/22/24	2,703	2,961
[3,6]	Bank of America Corp., 3M Australian Bank Bill Rate + 1.550%	1.560%	8/5/21	5,000	3,864
	Bank of Montreal	2.900%	3/26/22	21,237	21,746
	Bank of Montreal	2.050%	11/1/22	4,515	4,634
	Bank of New York Mellon Corp.	2.661%	5/16/23	6,444	6,603
	Bank of Nova Scotia	2.000%	11/15/22	29,537	30,305
	Bank of Nova Scotia	2.375%	1/18/23	15,000	15,524
	Bank of Nova Scotia	1.950%	2/1/23	20,000	20,559
	Bank of Nova Scotia	1.625%	5/1/23	2,177	2,231
	Bank of Nova Scotia	3.400%	2/11/24	8,293	8,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	40,980	42,138
[2]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	24,679	25,328
[2]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	9,234	9,891
[2]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	11,610	11,613
	Barclays Bank plc	1.700%	5/12/22	15,000	15,203
	Barclays plc	3.200%	8/10/21	18,399	18,549
	Barclays plc	3.684%	1/10/23	19,280	19,686
	Barclays plc	4.610%	2/15/23	75,151	77,488
[2]	BNP Paribas SA	2.950%	5/23/22	3,487	3,580
[2]	BNP Paribas SA	3.500%	3/1/23	27,517	28,983
	BNP Paribas SA	3.250%	3/3/23	3,860	4,073
[3,6]	BNP Paribas SA, 3M Australian Bank Bill Rate + 1.750%	1.784%	12/16/22	5,650	4,421
[2]	BNZ International Funding Ltd.	3.375%	3/1/23	400	421
	BPCE SA	2.750%	12/2/21	2,450	2,485
[2]	BPCE SA	3.000%	5/22/22	65,834	67,740
[2]	BPCE SA	2.750%	1/11/23	14,225	14,779
[2]	BPCE SA	5.700%	10/22/23	12,210	13,609
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	285	288
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	66,446	68,178
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	35,000	37,564
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	13,274	14,168
	Capital One Bank USA NA	2.014%	1/27/23	17,371	17,559
	Capital One Bank USA NA	3.375%	2/15/23	32,344	33,952
	Capital One Financial Corp.	4.750%	7/15/21	1,983	2,001
	Capital One Financial Corp.	3.050%	3/9/22	1,350	1,378
	Capital One NA	2.250%	9/13/21	1,505	1,513
	Capital One NA	2.650%	8/8/22	5,000	5,135
	Charles Schwab Corp.	2.650%	1/25/23	1,790	1,861
	Chubb INA Holdings Inc.	2.875%	11/3/22	12,990	13,444
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,687	1,759
	Citibank NA	2.844%	5/20/22	8,320	8,329
[3,6]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.763%	5/20/22	25,000	19,360
	Citigroup Inc.	2.900%	12/8/21	10,000	10,136
	Citigroup Inc.	2.750%	4/25/22	22,800	23,305
	Citigroup Inc.	4.050%	7/30/22	8,721	9,099
	Citigroup Inc.	2.700%	10/27/22	26,407	27,277
	Citigroup Inc.	2.312%	11/4/22	50,186	50,649
	Citigroup Inc.	3.142%	1/24/23	17,925	18,267
	Citigroup Inc.	3.500%	5/15/23	1,950	2,064
	Citigroup Inc.	2.876%	7/24/23	11,000	11,323
	Citigroup Inc.	3.875%	10/25/23	3,500	3,806
	Citigroup Inc.	1.678%	5/15/24	1,422	1,454
[3,6]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.550%	1.560%	5/4/21	15,000	11,555
[3,6]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	2.680%	6/3/26	48,100	37,120
	Cooperatieve Rabobank UA	3.950%	11/9/22	64,476	67,713
	Credit Suisse AG	2.100%	11/12/21	7,900	7,973
	Credit Suisse AG	2.800%	4/8/22	11,014	11,262
	Credit Suisse AG	0.495%	2/2/24	9,000	8,932
[2]	Credit Suisse Group AG	3.574%	1/9/23	19,392	19,764
[2]	Credit Suisse Group AG	2.997%	12/14/23	20,000	20,686
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	23,311	24,301
[2]	Danske Bank A/S	5.000%	1/12/22	34,604	35,629
[2]	Danske Bank A/S	2.700%	3/2/22	9,469	9,658
[2]	Danske Bank A/S	5.000%	1/12/23	3,120	3,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Danske Bank A/S	1.226%	6/22/24	35,696	36,020
	Danske Bank A/S	1.226%	6/22/24	4,760	4,803
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	16,006	16,687
	Discover Bank	3.200%	8/9/21	4,017	4,037
	Discover Bank	3.350%	2/6/23	33,861	35,428
	Discover Bank	4.200%	8/8/23	27,811	30,027
	Discover Financial Services	5.200%	4/27/22	2,500	2,614
	Discover Financial Services	3.850%	11/21/22	8,505	8,942
	E*TRADE Financial Corp.	2.950%	8/24/22	19,738	20,338
	Enstar Group Ltd.	4.500%	3/10/22	1,129	1,158
[2]	Equitable Financial Life Global Funding	0.500%	4/6/23	13,450	13,450
[2]	Equitable Financial Life Global Funding	0.500%	11/17/23	3,071	3,070
	Equitable Holdings Inc.	3.900%	4/20/23	45,983	48,827
	Fidelity National Financial Inc.	5.500%	9/1/22	550	585
	Fifth Third Bancorp	3.500%	3/15/22	5,000	5,124
	Fifth Third Bancorp	4.300%	1/16/24	919	1,003
	Fifth Third Bank NA	2.875%	10/1/21	5,000	5,043
	Fifth Third Bank NA	1.800%	1/30/23	250	256
	First Republic Bank	2.500%	6/6/22	5,525	5,644
[2]	Five Corners Funding Trust	4.419%	11/15/23	9,989	10,946
	GATX Corp.	4.750%	6/15/22	10,330	10,800
	Goldman Sachs Group Inc.	5.250%	7/27/21	2,500	2,529
[6]	Goldman Sachs Group Inc.	4.700%	9/8/21	8,790	6,871
	Goldman Sachs Group Inc.	5.750%	1/24/22	31,941	33,205
	Goldman Sachs Group Inc.	2.876%	10/31/22	75,373	76,260
	Goldman Sachs Group Inc.	3.625%	1/22/23	3,750	3,957
	Goldman Sachs Group Inc.	0.481%	1/27/23	25,000	25,013
	Goldman Sachs Group Inc.	3.200%	2/23/23	8,000	8,389
	Goldman Sachs Group Inc.	0.523%	3/8/23	9,000	9,008
	Goldman Sachs Group Inc.	2.908%	6/5/23	54,133	55,553
	Goldman Sachs Group Inc.	2.905%	7/24/23	13,700	14,104
	Goldman Sachs Group Inc.	0.627%	11/17/23	4,711	4,716
[2]	Guardian Life Global Funding	3.400%	4/25/23	18,931	20,035
	HSBC Bank Inc.	0.000%	10/1/21	19,500	19,473
	HSBC Bank Inc.	0.000%	10/7/21	42,249	42,188
	HSBC Holdings plc	3.262%	3/13/23	64,223	65,755
	HSBC Holdings plc	3.600%	5/25/23	11,000	11,698
	HSBC Holdings plc	3.950%	5/18/24	3,150	3,361
	HSBC USA Inc.	0.315%	2/22/22	60,000	59,819
	Huntington National Bank	2.500%	8/7/22	35,000	35,910
	Huntington National Bank	3.550%	10/6/23	850	912
	Industrial & Commercial Bank of China Ltd.	2.500%	6/16/21	10,000	10,020
[2]	ING Bank NV	2.050%	8/15/21	7,000	7,036
	ING Groep NV	3.150%	3/29/22	34,884	35,752
	Intercontinental Exchange Inc.	0.000%	6/30/21	20,000	19,992
	Intercontinental Exchange Inc.	2.350%	9/15/22	30,886	31,670
	Intercontinental Exchange Inc.	0.700%	6/15/23	34,382	34,568
	Intercontinental Exchange Inc.	3.450%	9/21/23	1,000	1,066
	Intercontinental Exchange Inc.	4.000%	10/15/23	46,989	50,899
	Invesco Finance plc	3.125%	11/30/22	36,237	37,771
[2]	Jackson National Life Global Funding	3.300%	6/11/21	565	567
[2]	Jackson National Life Global Funding	2.100%	10/25/21	1,590	1,604
[2]	Jackson National Life Global Funding	3.300%	2/1/22	7,000	7,158
	JPMorgan Chase & Co.	3.250%	9/23/22	29,693	30,905
	JPMorgan Chase & Co.	2.972%	1/15/23	64,835	66,048
	JPMorgan Chase & Co.	3.207%	4/1/23	5,131	5,264
	JPMorgan Chase & Co.	2.776%	4/25/23	42,095	43,086
	JPMorgan Chase & Co.	3.375%	5/1/23	8,605	9,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	0.697%	3/16/24	10,000	10,034
	JPMorgan Chase & Co.	1.514%	6/1/24	23,139	23,587
	JPMorgan Chase & Co.	0.563%	2/16/25	4,500	4,474
	KeyBank NA	1.250%	3/10/23	5,005	5,085
	KeyBank NA	0.423%	1/3/24	8,330	8,337
	Lincoln National Corp.	4.000%	9/1/23	4,168	4,499
	Lloyds Banking Group plc	3.100%	7/6/21	2,550	2,563
	Lloyds Banking Group plc	3.000%	1/11/22	16,000	16,293
	Lloyds Banking Group plc	2.858%	3/17/23	44,539	45,453
	Lloyds Banking Group plc	1.326%	6/15/23	16,260	16,405
	Lloyds Banking Group plc	4.050%	8/16/23	59,179	63,784
	Lloyds Banking Group plc	2.907%	11/7/23	24,800	25,668
	Lloyds Banking Group plc	0.695%	5/11/24	12,175	12,186
	Loews Corp.	2.625%	5/15/23	3,000	3,120
[6]	Macquarie Bank Ltd.	1.750%	6/21/22	5,070	3,966
[3,6]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.781%	6/21/22	19,500	15,107
[6]	Macquarie Group Ltd.	3.250%	12/15/22	60,850	47,558
[2]	Macquarie Group Ltd.	3.189%	11/28/23	1,000	1,040
[3,6]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.187%	12/15/22	2,500	1,933
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	25,000	25,544
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	15,405	15,654
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	305	320
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	4,853	5,221
[2]	MassMutual Global Funding II	2.500%	10/17/22	17,142	17,694
[2]	MassMutual Global Funding II	0.850%	6/9/23	44,362	44,749
[2]	MassMutual Global Funding II	0.480%	8/28/23	50,000	50,067
[2]	Met Tower Global Funding	0.550%	7/13/22	1,000	1,003
	MetLife Inc.	4.368%	9/15/23	2,150	2,345
[2]	Metropolitan Life Global Funding I	1.950%	9/15/21	29,826	30,015
[2]	Metropolitan Life Global Funding I	3.450%	10/9/21	30,000	30,421
[2]	Metropolitan Life Global Funding I	3.375%	1/11/22	4,905	5,011
[2]	Metropolitan Life Global Funding I	2.650%	4/8/22	5,000	5,112
[2]	Metropolitan Life Global Funding I	2.400%	6/17/22	2,240	2,293
[2]	Metropolitan Life Global Funding I	3.000%	1/10/23	5,692	5,944
[2]	Metropolitan Life Global Funding I	1.950%	1/13/23	22,000	22,579
[2]	Metropolitan Life Global Funding I	0.900%	6/8/23	54,346	54,880
[2]	Metropolitan Life Global Funding I	0.400%	1/7/24	36,380	36,173
[2]	Metropolitan Life Global Funding I	3.600%	1/11/24	185	200
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,124	17,244
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	7,732	7,897
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	32,165	32,950
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	15,100	15,509
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	15,250	16,064
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,417
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	16,150	16,867
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	27,680	27,761
	Mizuho Financial Group Inc.	2.273%	9/13/21	16,545	16,665
	Mizuho Financial Group Inc.	2.953%	2/28/22	35,100	35,871
	Mizuho Financial Group Inc.	2.601%	9/11/22	22,545	23,221
	Mizuho Financial Group Inc.	3.549%	3/5/23	5,500	5,819
	Mizuho Financial Group Inc.	2.721%	7/16/23	10,409	10,700
	Mizuho Financial Group Inc.	1.241%	7/10/24	5,661	5,723
	Mizuho Financial Group Inc.	0.849%	9/8/24	42,631	42,755
[6]	Morgan Stanley	5.000%	9/30/21	2,090	1,640
	Morgan Stanley	2.625%	11/17/21	31,120	31,522
	Morgan Stanley	2.750%	5/19/22	20,191	20,711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.875%	11/1/22	61,024	64,972
	Morgan Stanley	3.125%	1/23/23	20,000	20,933
	Morgan Stanley	3.750%	2/25/23	14,158	15,003
	Morgan Stanley	4.100%	5/22/23	10,636	11,376
	Morgan Stanley	0.560%	11/10/23	12,323	12,332
	Morgan Stanley	0.529%	1/25/24	3,994	3,990
	Morgan Stanley	0.731%	4/5/24	12,895	12,926
	Morgan Stanley	3.737%	4/24/24	10,000	10,614
[3]	Morgan Stanley, SOFR + 0.700%	0.710%	1/20/23	20,000	20,043
[2]	MUFG Bank Ltd.	2.850%	9/8/21	22,000	22,198
[2]	MUFG Bank Ltd.	3.200%	2/26/23	7,960	8,346
	MUFG Union Bank NA	3.150%	4/1/22	16,585	16,983
	MUFG Union Bank NA	2.100%	12/9/22	4,200	4,313
	Nasdaq Inc.	0.445%	12/21/22	10,290	10,291
[3,6]	National Australia Bank Ltd., 3M Australian Bank Bill Rate + 2.400%	2.431%	9/21/26	10,450	8,111
[2]	National Bank of Canada	2.150%	10/7/22	13,405	13,734
	National Bank of Canada	2.100%	2/1/23	7,650	7,868
[2]	Nationwide Building Society	2.000%	1/27/23	53,975	55,452
[2]	Nationwide Building Society	3.622%	4/26/23	26,050	26,829
[2]	New York Life Global Funding	2.300%	6/10/22	850	869
[2]	New York Life Global Funding	1.100%	5/5/23	12,170	12,342
[2]	Nordea Bank Abp	1.000%	6/9/23	3,000	3,037
[2]	Nordea Bank Abp	3.750%	8/30/23	6,300	6,757
	PNC Bank NA	2.232%	7/22/22	18,410	18,488
	PNC Bank NA	2.950%	1/30/23	1,600	1,667
	PNC Bank NA	1.743%	2/24/23	11,000	11,122
	PNC Bank NA	3.500%	6/8/23	6,455	6,859
	PNC Bank NA	3.800%	7/25/23	13,920	14,910
[2]	Pricoa Global Funding I	2.200%	6/3/21	10,000	10,015
[2]	Pricoa Global Funding I	3.450%	9/1/23	22,549	24,094
	Principal Financial Group Inc.	3.300%	9/15/22	5,440	5,654
	Principal Financial Group Inc.	3.125%	5/15/23	6,641	6,992
[2]	Principal Life Global Funding II	2.375%	11/21/21	750	759
[2]	Principal Life Global Funding II	0.500%	1/8/24	9,500	9,484
[2]	Protective Life Global Funding	0.502%	4/12/23	3,730	3,734
[2]	Protective Life Global Funding	1.082%	6/9/23	12,230	12,383
[2]	Protective Life Global Funding	0.631%	10/13/23	1,891	1,896
	Protective Life Global Funding	0.631%	10/13/23	12,200	12,233
[2]	Protective Life Global Funding	0.473%	1/12/24	470	467
[2]	Reliance Standard Life Global Funding II	2.625%	7/22/22	870	892
[2]	Reliance Standard Life Global Funding II	2.150%	1/21/23	5,515	5,659
[2]	Reliance Standard Life Global Funding II	3.850%	9/19/23	9,475	10,176
	Royal Bank of Canada	1.950%	1/17/23	3,283	3,375
	Royal Bank of Canada	1.600%	4/17/23	8,794	9,013
	Royal Bank of Canada	3.700%	10/5/23	18,700	20,169
	Royal Bank of Canada	0.425%	1/19/24	25,000	24,929
	Santander Holdings USA Inc.	3.700%	3/28/22	41,100	42,146
	Santander UK Group Holdings plc	2.875%	8/5/21	38,486	38,740
	Santander UK Group Holdings plc	3.571%	1/10/23	10,000	10,204
	Santander UK plc	2.100%	1/13/23	15,765	16,216
	Shinhan Bank Co. Ltd.	3.875%	12/7/26	15,000	15,233
[2]	Skandinaviska Enskilda Banken AB	3.050%	3/25/22	13,750	14,095
[2]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	19,750	20,338
[2]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	20,000	20,007
[2]	Standard Chartered plc	2.744%	9/10/22	4,364	4,396
[2]	Standard Chartered plc	4.247%	1/20/23	66,800	68,510
[2]	Standard Chartered plc	1.319%	10/14/23	50,943	51,404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	2.825%	3/30/23	9,610	9,825
	Sumitomo Mitsui Banking Corp.	4.850%	3/1/22	17,435	18,051
[3,6]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.660%	0.670%	8/18/22	15,000	11,618
[3,6]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.730%	0.760%	11/29/22	10,000	7,761
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	39,080	39,465
[6]	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	5,000	3,961
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	16,217	16,683
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	25,137	26,014
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	5,000	5,231
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	19,030	20,372
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	1,670	1,667
	Svenska Handelsbanken AB	3.350%	5/24/21	2,098	2,102
	Svenska Handelsbanken AB	1.875%	9/7/21	9,230	9,282
[6]	Swedbank AB	3.500%	2/17/22	6,180	4,872
[2]	Swedbank AB	2.800%	3/14/22	4,174	4,263
	Toronto-Dominion Bank	1.900%	12/1/22	49,457	50,719
	Toronto-Dominion Bank	0.750%	6/12/23	10,270	10,349
	Toronto-Dominion Bank	0.450%	9/11/23	11,324	11,336
	Toronto-Dominion Bank	0.550%	3/4/24	8,240	8,239
	Truist Bank	2.800%	5/17/22	2,632	2,696
	Truist Bank	3.502%	8/2/22	12,201	12,296
	Truist Bank	1.250%	3/9/23	1,595	1,622
	Truist Financial Corp.	2.750%	4/1/22	11,682	11,927
	Truist Financial Corp.	3.050%	6/20/22	7,214	7,425
	Truist Financial Corp.	2.200%	3/16/23	17,000	17,560
[2]	UBS AG	1.750%	4/21/22	21,178	21,455
[2]	UBS AG	0.450%	2/9/24	10,000	9,946
[2]	UBS Group AG	2.650%	2/1/22	35,000	35,613
[2]	UBS Group AG	3.491%	5/23/23	43,840	45,195
[2]	UBS Group AG	2.859%	8/15/23	68,317	70,304
[2]	USAA Capital Corp.	1.500%	5/1/23	2,548	2,603
	Wells Fargo & Co.	3.500%	3/8/22	2,544	2,613
[8]	Wells Fargo & Co.	2.125%	4/22/22	2,930	4,105
[6]	Wells Fargo & Co.	5.250%	9/7/22	12,000	9,802
	Wells Fargo & Co.	3.069%	1/24/23	50,000	50,996
	Wells Fargo & Co.	3.750%	1/24/24	40,919	44,280
	Wells Fargo & Co.	1.654%	6/2/24	40,000	40,907
[3,6]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	1.362%	7/27/21	76,010	58,683
	Wells Fargo Bank NA	2.897%	5/27/22	4,790	4,798
	Wells Fargo Bank NA	2.082%	9/9/22	16,500	16,600
	Wells Fargo Bank NA	3.550%	8/14/23	9,000	9,631
	Westpac Banking Corp.	2.750%	1/11/23	30,155	31,421
[6]	Westpac Banking Corp.	4.500%	3/11/27	1,966	1,559
	Willis North America Inc.	3.600%	5/15/24	15,566	16,794
	Zions Bancorp NA	3.500%	8/27/21	15,360	15,506
					5,724,780
Health Care (5.7%)
	AbbVie Inc.	2.150%	11/19/21	5,000	5,049
	AbbVie Inc.	5.000%	12/15/21	6,000	6,100
	AbbVie Inc.	3.450%	3/15/22	40,000	40,856
	AbbVie Inc.	3.250%	10/1/22	21,670	22,375
	AbbVie Inc.	2.300%	11/21/22	31,764	32,681
	AbbVie Inc.	2.850%	5/14/23	4,650	4,861
	Aetna Inc.	2.750%	11/15/22	33,729	34,709
	Aetna Inc.	2.800%	6/15/23	9,028	9,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AmerisourceBergen Corp.	0.737%	3/15/23	40,000	40,104
	Anthem Inc.	3.125%	5/15/22	10,000	10,289
	Anthem Inc.	2.950%	12/1/22	12,900	13,391
	Anthem Inc.	3.300%	1/15/23	38,155	40,010
	AstraZeneca plc	2.375%	6/12/22	33,100	33,784
	AstraZeneca plc	3.500%	8/17/23	105	112
	Baxter International Inc.	1.700%	8/15/21	17,500	17,552
[2]	Bayer US Finance II LLC	3.875%	12/15/23	20,512	22,071
[2]	Bayer US Finance LLC	3.000%	10/8/21	6,220	6,290
	Biogen Inc.	3.625%	9/15/22	5,786	6,044
	Bristol-Myers Squibb Co.	2.600%	5/16/22	5,000	5,124
	Bristol-Myers Squibb Co.	2.000%	8/1/22	750	766
	Bristol-Myers Squibb Co.	3.550%	8/15/22	3,975	4,143
	Bristol-Myers Squibb Co.	0.537%	11/13/23	40,000	40,039
	Cigna Corp.	3.050%	11/30/22	30,892	32,065
	Cigna Corp.	3.750%	7/15/23	63,501	67,826
	Cigna Corp.	0.613%	3/15/24	10,000	9,989
	CVS Health Corp.	2.125%	6/1/21	12,000	12,007
	CVS Health Corp.	2.750%	12/1/22	43,144	44,498
	CVS Health Corp.	4.750%	12/1/22	1,795	1,895
	CVS Health Corp.	3.700%	3/9/23	3,783	4,003
	Gilead Sciences Inc.	4.400%	12/1/21	9,397	9,521
	Gilead Sciences Inc.	0.750%	9/29/23	140	140
	GlaxoSmithKline Capital plc	2.850%	5/8/22	4,984	5,115
	GlaxoSmithKline Capital plc	2.875%	6/1/22	4,660	4,782
	GlaxoSmithKline Capital plc	0.534%	10/1/23	35,452	35,566
	Humana Inc.	0.304%	7/20/21	29,600	29,577
	Humana Inc.	3.150%	12/1/22	28,310	29,302
	Humana Inc.	2.900%	12/15/22	65,131	67,513
	Illumina Inc.	0.550%	3/23/23	28,917	28,930
	McKesson Corp.	2.700%	12/15/22	7,947	8,187
	McKesson Corp.	2.850%	3/15/23	3,609	3,744
[2]	Mylan Inc.	3.125%	1/15/23	6,400	6,659
	Mylan Inc.	4.200%	11/29/23	9,000	9,698
	Stryker Corp.	0.600%	12/1/23	25,000	25,006
[2]	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	254	258
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	42,453	46,379
	UnitedHealth Group Inc.	2.875%	3/15/22	9,315	9,465
	UnitedHealth Group Inc.	2.375%	10/15/22	14,049	14,480
	UnitedHealth Group Inc.	3.500%	6/15/23	1,624	1,732
	UnitedHealth Group Inc.	3.500%	2/15/24	225	244
	Utah Acquisition Sub Inc.	3.150%	6/15/21	39,048	39,129
[2]	Viatris Inc.	1.125%	6/22/22	88,010	88,539
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	18,910	19,303
	Zoetis Inc.	3.250%	2/1/23	22,006	22,925
					1,074,259
Industrials (4.0%)
[6]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	5,000	3,978
	Block Financial LLC	5.500%	11/1/22	8,000	8,370
	Boeing Co.	2.700%	5/1/22	55,231	56,346
	Boeing Co.	1.167%	2/4/23	44,000	44,178
	Boeing Co.	4.508%	5/1/23	31,581	33,727
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,600	3,900
	Caterpillar Financial Services Corp.	2.650%	5/17/21	8,365	8,372
	Caterpillar Financial Services Corp.	1.931%	10/1/21	9,140	9,204
	Caterpillar Financial Services Corp.	0.950%	5/13/22	18,150	18,280
	Caterpillar Financial Services Corp.	1.900%	9/6/22	21,180	21,651
	Caterpillar Financial Services Corp.	0.650%	7/7/23	40,000	40,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNH Industrial Capital LLC	3.875%	10/15/21	952	966
	CNH Industrial Capital LLC	4.375%	4/5/22	3,555	3,679
	CNH Industrial Capital LLC	1.950%	7/2/23	1,220	1,254
	CNH Industrial Capital LLC	4.200%	1/15/24	190	207
	CNH Industrial NV	4.500%	8/15/23	166	180
[1]	Continental Airlines Trust Series 2001-1	6.703%	12/15/22	1,400	1,397
[1]	Delta Air Lines Class B Series 2007-1 Pass Through Trust	8.021%	2/10/24	3,994	4,173
	General Dynamics Corp.	3.000%	5/11/21	6,483	6,487
	General Dynamics Corp.	3.875%	7/15/21	26,350	26,422
	Honeywell International Inc.	0.483%	8/19/22	106,000	106,081
	L3Harris Technologies Inc.	3.850%	6/15/23	21,533	22,942
	PACCAR Financial Corp.	0.350%	8/11/23	10,000	9,994
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.650%	7/29/21	25,000	25,129
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	720	764
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	2,120	2,198
[6]	Qantas Airways Ltd.	7.500%	6/11/21	30,550	23,692
[6]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	8,320	6,706
	Raytheon Technologies Corp.	2.800%	3/15/22	68,142	69,491
	Raytheon Technologies Corp.	2.500%	12/15/22	13,865	14,266
	Ryder System Inc.	2.875%	6/1/22	18,574	19,031
[2]	Siemens Financieringsmaatschappij NV	0.400%	3/11/23	75,000	75,137
	Southwest Airlines Co.	4.750%	5/4/23	60,000	64,817
[1]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.650%	8/1/22	1,954	2,018
	Teledyne Technologies Inc.	0.650%	4/1/23	550	550
	Tyco Electronics Group SA	3.500%	2/3/22	1,520	1,544
[1]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	1,992	1,988
	Waste Management Inc.	2.900%	9/15/22	4,000	4,116
					743,515
Materials (1.6%)
[2]	Air Liquide Finance SA	1.750%	9/27/21	31,660	31,809
[2]	Berry Global Inc.	0.950%	2/15/24	5,500	5,493
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	16,700	18,067
	DuPont de Nemours Inc.	2.169%	5/1/23	29,000	29,084
	Eastman Chemical Co.	3.500%	12/1/21	18,332	18,662
	Ecolab Inc.	3.250%	1/14/23	5,000	5,212
	EI du Pont de Nemours and Co.	0.000%	12/15/21	130,000	129,782
	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	1,000	1,025
	LYB International Finance BV	4.000%	7/15/23	21,625	23,215
	Newmont Corp.	3.500%	3/15/22	2,000	2,037
	Nucor Corp.	4.125%	9/15/22	4,237	4,409
	Nutrien Ltd.	3.150%	10/1/22	10,516	10,837
	Nutrien Ltd.	1.900%	5/13/23	8,635	8,862
[2]	Nutrition & Biosciences Inc.	0.697%	9/15/22	3,035	3,041
	PPG Industries Inc.	3.200%	3/15/23	7,000	7,321
	Sherwin-Williams Co.	4.200%	1/15/22	602	612
					299,468
Real Estate (2.1%)
	American Tower Corp.	2.250%	1/15/22	8,715	8,828
	American Tower Corp.	3.500%	1/31/23	995	1,048
	American Tower Corp.	3.000%	6/15/23	7,100	7,459
	AvalonBay Communities Inc.	2.950%	9/15/22	9,225	9,493
	AvalonBay Communities Inc.	2.850%	3/15/23	17,450	18,110
	AvalonBay Communities Inc.	4.200%	12/15/23	16,315	17,746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Properties LP	3.850%	2/1/23	20,431	21,428
	Boston Properties LP	3.125%	9/1/23	18,320	19,250
	Boston Properties LP	3.800%	2/1/24	4,672	5,031
	Brandywine Operating Partnership LP	3.950%	2/15/23	2,730	2,853
	Camden Property Trust	2.950%	12/15/22	6,289	6,514
	ERP Operating LP	0.303%	9/8/21	59,190	59,117
	ERP Operating LP	3.000%	4/15/23	68,415	71,456
	Essex Portfolio LP	3.375%	1/15/23	10,369	10,795
	Essex Portfolio LP	3.250%	5/1/23	8,470	8,861
	Essex Portfolio LP	3.875%	5/1/24	1,050	1,137
	Federal Realty Investment Trust	2.750%	6/1/23	1,800	1,872
	Federal Realty Investment Trust	3.950%	1/15/24	20,984	22,645
	Highwoods Realty LP	3.625%	1/15/23	2,736	2,840
	Kimco Realty Corp.	3.400%	11/1/22	11,221	11,666
	Kimco Realty Corp.	3.125%	6/1/23	6,540	6,849
	Mid-America Apartments LP	4.300%	10/15/23	3,100	3,343
	Public Storage	2.370%	9/15/22	9,110	9,350
[3]	Public Storage, SOFR + 0.470%	0.480%	4/23/24	7,345	7,350
	Realty Income Corp.	4.650%	8/1/23	18,770	20,312
	Simon Property Group LP	2.750%	6/1/23	15,603	16,231
	Simon Property Group LP	3.750%	2/1/24	7,965	8,586
	Ventas Realty LP	3.125%	6/15/23	5,155	5,391
	Ventas Realty LP	3.500%	4/15/24	2,371	2,555
	Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	1,885	1,936
	Weingarten Realty Investors	3.500%	4/15/23	1,160	1,216
	Welltower Inc.	4.500%	1/15/24	9,995	10,903
	Welltower Inc.	3.625%	3/15/24	1,495	1,615
					403,786
Technology (1.8%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	14,579	15,615
[2]	Dell International LLC / EMC Corp.	5.450%	6/15/23	26,182	28,562
	Equifax Inc.	3.300%	12/15/22	14,895	15,471
	Equifax Inc.	3.950%	6/15/23	2,050	2,193
	Fidelity National Information Services Inc.	0.375%	3/1/23	50,000	49,919
	Micron Technology Inc.	2.497%	4/24/23	58,571	60,732
	Moody's Corp.	4.500%	9/1/22	5,440	5,673
	Moody's Corp.	2.625%	1/15/23	1,425	1,476
[2]	NXP BV / NXP Funding LLC	4.625%	6/1/23	640	691
	Oracle Corp.	1.900%	9/15/21	8,095	8,132
	Oracle Corp.	2.500%	5/15/22	7,004	7,137
	PayPal Holdings Inc.	2.200%	9/26/22	25,556	26,210
	PayPal Holdings Inc.	1.350%	6/1/23	24,301	24,754
	Roper Technologies Inc.	0.450%	8/15/22	10,000	10,013
	Roper Technologies Inc.	3.650%	9/15/23	3,087	3,302
	VMware Inc.	2.950%	8/21/22	72,018	74,113
					333,993
Utilities (5.7%)
	American Electric Power Co. Inc.	0.750%	11/1/23	10,000	10,005
	Atmos Energy Corp.	0.625%	3/9/23	9,260	9,269
[6]	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	12,450	10,163
	CenterPoint Energy Inc.	3.600%	11/1/21	58,973	59,904
	CenterPoint Energy Inc.	2.500%	9/1/22	24,040	24,647
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	7,370	7,373
	Consolidated Edison Inc.	2.000%	5/15/21	90	90
	Consolidated Edison Inc.	0.650%	12/1/23	34,157	34,153
	Dominion Energy Inc.	2.000%	8/15/21	8,793	8,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Dominion Energy Inc.	2.450%	1/15/23	63,113	65,177
[3]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.714%	9/15/23	6,090	6,097
	DTE Energy Co.	3.300%	6/15/22	23,960	24,591
	DTE Energy Co.	0.550%	11/1/22	60,220	60,342
	DTE Energy Co.	2.250%	11/1/22	25,400	26,070
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,800	1,805
	Duke Energy Corp.	1.800%	9/1/21	328	329
	Duke Energy Corp.	2.400%	8/15/22	11,528	11,797
	Duke Energy Corp.	3.050%	8/15/22	9,087	9,328
	Duke Energy Progress LLC	3.000%	9/15/21	1,175	1,179
[3]	Duke Energy Progress LLC, 3M USD LIBOR + 0.180%	0.369%	2/18/22	29,000	28,990
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	162	173
[2]	Enel Finance International NV	2.875%	5/25/22	5,448	5,579
	Entergy Corp.	4.000%	7/15/22	7,719	8,008
	Entergy Louisiana LLC	0.620%	11/17/23	26,750	26,781
[3,6]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.020%	1.050%	8/29/22	14,900	11,528
	Eversource Energy	2.750%	3/15/22	62,800	63,929
	Eversource Energy	2.800%	5/1/23	44,715	46,459
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	27,982	28,660
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	3,422	3,551
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	24,000	24,063
[3]	NextEra Energy Capital Holdings Inc., 3M USD LIBOR + 0.270%	0.452%	2/22/23	40,000	40,005
	Northern States Power Co.	2.600%	5/15/23	11,145	11,518
	NSTAR Electric Co.	2.375%	10/15/22	1,200	1,229
	NTPC Ltd.	5.625%	7/14/21	10,738	10,837
	NTPC Ltd.	4.750%	10/3/22	6,890	7,231
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	4,200	4,328
	ONE Gas Inc.	0.850%	3/11/23	65,000	65,047
	PacifiCorp	3.850%	6/15/21	6,773	6,791
	PECO Energy Co.	1.700%	9/15/21	2,295	2,304
	PECO Energy Co.	2.375%	9/15/22	3,595	3,675
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	54,193	55,621
	PPL Capital Funding Inc.	3.500%	12/1/22	10,532	10,957
	Progress Energy Inc.	3.150%	4/1/22	13,709	13,967
	Public Service Electric and Gas Co.	2.375%	5/15/23	10,870	11,262
	Public Service Enterprise Group Inc.	2.650%	11/15/22	74,500	76,893
	Puget Energy Inc.	6.000%	9/1/21	7,829	7,967
	Sempra Energy	2.900%	2/1/23	5,768	5,998
	Southern California Edison Co.	0.700%	4/3/23	20,000	20,037
	Southern Co.	2.350%	7/1/21	44,069	44,138
[2]	State Grid Overseas Investment 2016 Ltd.	2.125%	5/18/21	3,880	3,882
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	19,705	20,107
	Virginia Electric and Power Co.	2.750%	3/15/23	30,143	31,325
	Xcel Energy Inc.	0.500%	10/15/23	100	100
					1,074,081
Total Corporate Bonds (Cost $12,746,297)					12,789,190
Sovereign Bonds (4.0%)
	Corp. Andina de Fomento	3.250%	2/11/22	26,585	27,128
	Corp. Andina de Fomento	4.375%	6/15/22	15,419	16,052
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	10,342
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	6,200	6,363
	Emirate of Abu Dhabi	2.125%	9/30/24	33,185	34,716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of India	3.125%	7/20/21	9,035	9,078
	Export-Import Bank of India	4.000%	1/14/23	6,790	7,115
	Kingdom of Saudi Arabia	2.375%	10/26/21	61,214	61,276
[9]	Korea Monetary Stabilization Bond	0.000%	7/20/21	100,000,000	89,788
[9]	Korea Monetary Stabilization Bond	1.315%	10/2/21	50,000,000	45,081
[9]	Korea Monetary Stabilization Bond	0.000%	10/19/21	150,000,000	134,477
	KSA Sukuk Ltd.	2.894%	4/20/22	33,555	34,376
	Kuwait	2.750%	3/20/22	15,693	16,023
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	32,866	33,724
	Republic of Colombia	2.625%	3/15/23	30,405	31,266
	Republic of Croatia	5.500%	4/4/23	3,155	3,454
	Republic of Hungary	5.375%	2/21/23	22,492	24,505
	Republic of Hungary	5.750%	11/22/23	8,000	9,044
[10]	Republic of Indonesia	2.875%	7/8/21	1,626	1,964
	Republic of Indonesia	3.750%	4/25/22	46,856	48,317
	Republic of Indonesia	2.950%	1/11/23	2,500	2,592
	Republic of Latvia	5.250%	6/16/21	1,500	1,514
	Republic of Panama	4.000%	9/22/24	32,618	35,570
	Republic of Serbia	7.250%	9/28/21	3,678	3,772
	Romania	6.750%	2/7/22	27,481	28,807
[11]	SoQ Sukuk A QSC	3.241%	1/18/23	11,847	12,408
	State of Israel	4.000%	6/30/22	300	313
	State of Qatar	3.875%	4/23/23	10,000	10,667
	Wakala Global Sukuk Bhd.	4.646%	7/6/21	9,400	9,466
Total Sovereign Bonds (Cost $742,717)					749,198
Taxable Municipal Bonds (0.0%)
[3]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700% (Cost $26)	0.815%	1/2/25	26	25
				Shares
Temporary Cash Investments (15.6%)
Money Market Fund (13.2%)
[12]	Vanguard Market Liquidity Fund	0.068%		24,723,919	2,472,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.4%)
[13,14,15]	U.S. Treasury Bill	0.048%	4/21/22	450,000	449,779
Total Temporary Cash Investments (Cost $2,922,077)					2,922,171
Total Investments (102.8%) (Cost $19,258,345)					19,314,958
Other Assets and Liabilities—Net (-2.8%)					(520,943)
Net Assets (100%)					18,794,015
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $3,802,849,000, representing 20.2% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security value determined using significant unobservable inputs.
6	Face amount denominated in Australian dollars.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
8	Face amount denominated in British pounds.
9	Face amount denominated in Korean won.
10	Face amount denominated in euro.
11	Guaranteed by the State of Qatar.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Securities with a value of $714,000 have been segregated as initial margin for open centrally cleared swap contracts.
14	Securities with a value of $5,418,000 have been segregated as initial margin for open futures contracts.
15	Securities with a value of $11,784,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2021	2,897	639,535	(6)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2021	(6,745)	(835,958)	6,289
				6,283

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	5/28/21	AUD	15,057	USD	11,614	—	(13)
State Street Bank & Trust Co.	5/28/21	USD	422,153	AUD	543,832	3,156	—
State Street Bank & Trust Co.	5/28/21	USD	1,979	EUR	1,639	8	—
State Street Bank & Trust Co.	5/28/21	USD	4,159	GBP	2,990	30	—
State Street Bank & Trust Co.	9/15/21	USD	89,325	KRW	100,000,000	—	(585)
BNP Paribas	9/15/21	USD	53,111	KRW	60,000,000	—	(835)
Standard Chartered Bank	9/15/21	USD	44,462	KRW	50,000,000	—	(493)
Citibank, N.A.	9/15/21	USD	44,117	KRW	50,000,000	—	(838)
JPMorgan Chase Bank, N.A.	9/15/21	USD	40,251	KRW	45,000,000	—	(208)
						3,194	(2,972)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
KRW—Korean won.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)

Credit Protection Purchased
CDX-NA-IG-S35-V1	12/23/25	USD	60,000	(1.000)	(1,563)	(138)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Indonesia/Baa2	6/23/26	JPMC	4,500	1.000	55	31	24	—
1 Periodic premium received/paid quarterly.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,842,875	11,499	2,854,374
Corporate Bonds	—	12,789,190	—	12,789,190
Sovereign Bonds	—	749,198	—	749,198
Taxable Municipal Bonds	—	25	—	25
Temporary Cash Investments	2,472,392	449,779	—	2,922,171
Total	2,472,392	16,831,067	11,499	19,314,958
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,289	—	—	6,289
Forward Currency Contracts	—	3,194	—	3,194
Swap Contracts	—	24	—	24
Total	6,289	3,218	—	9,507
Liabilities
Futures Contracts[1]	6	—	—	6
Forward Currency Contracts	—	2,972	—	2,972
Swap Contracts	138[1]	—	—	138
Total	144	2,972	—	3,116
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.